ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts movement (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Allowance for doubtful accounts movement
Beginning balance	$ 634,166	$ 694,257	$ 736,725
Reversal		(96,408)
Additions	52,645	52,323	29,128
Foreign currency translation adjustments	28,368	(16,006)	(71,596)
Ending balance	780,109	634,166	$ 694,257
Adoption ASU 2016-13
Allowance for doubtful accounts movement
Beginning balance	$ 64,930
Ending balance		$ 64,930